Segmented Reporting (Details) - Schedule of Operating Segments - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Segments [Line Items]
Revenue	$ 26,112,908	$ 24,190,060	$ 24,952,344
Cost of revenue	(20,217,924)	(17,760,786)	(7,072,764)
Depreciation and amortization	(14,923,419)	(10,709,108)	(3,281,143)
Miner lease and hosting agreement	(638,689)	(2,517,503)	(3,469,287)
Net profit (loss)	(21,885,410)	4,329,342	(3,132,693)
Cryptocurrency mining [Member]
Schedule of Operating Segments [Line Items]
Revenue	18,128,241	24,190,060	24,952,344
Cost of revenue	(14,646,658)	(17,760,786)	(7,072,764)
Depreciation and amortization	(14,595,972)	(10,709,108)	(3,281,143)
Miner lease and hosting agreement	(638,689)	(2,517,503)	(3,469,287)
Net profit (loss)	(24,097,391)	4,329,342	(3,132,693)
Sales of energy [Member]
Schedule of Operating Segments [Line Items]
Revenue	6,309,398
Cost of revenue	(4,225,676)
Depreciation and amortization	(327,447)
Miner lease and hosting agreement
Net profit (loss)	1,882,302
Colocation services [Member]
Schedule of Operating Segments [Line Items]
Revenue	1,675,269
Cost of revenue	(1,345,590)
Depreciation and amortization
Miner lease and hosting agreement
Net profit (loss)	$ 329,679